SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of activity in allowance for credit losses	The activity in the allowance for credit losses for trade receivables for the years 2020, 2019 and 2018 is as follows.

(in millions)	2020	2019	2018
Balance, beginning of period	$48	$47	$97
Retrospective effect of application of new accounting standard	1	—	—
Provision	2	10	4
Write-offs	(12)	(10)	(50)
Recoveries	3	1	2
Foreign exchange and other	(3)	—	(6)
Balance, end of period	$39	$48	$47

Schedule of estimated useful lives of property, plant and equipment	Depreciation is calculated using the straight-line method, commencing when the assets become available for productive use, based on the following estimated useful lives:

Land improvements	15 - 30 years
Buildings and improvements	Up to 40 years
Machinery and equipment	3 - 20 years
Other equipment	3 - 10 years
Equipment on operating lease	Up to 5 years
Leasehold improvements	Lesser of term of lease or 10 years

Schedule of estimated useful lives of intangible assets	Amortization is calculated primarily using the straight-line method based on the following estimated useful lives:

Product brands	1 - 20 years
Corporate brands	7 - 20 years
Product rights/patents	4 - 15 years
Partner relationships	7 - 9 years
Out-licensed technology and other	8 - 9 years

Summary of variable consideration provisions
The following table presents the activity and ending balances of the Company’s variable consideration provisions the years 2020 and 2019.

(in millions)	Discounts and Allowances	Returns	Rebates	Chargebacks	Distribution Fees	Total
Reserve balance, January 1, 2019	$175	$813	$1,024	$209	$163	$2,384
Acquisition of Synergy	—	3	12	—	1	16
Current period provision	776	113	2,265	1,938	195	5,287
Payments and credits	(769)	(238)	(2,374)	(1,979)	(277)	(5,637)
Reserve balance, December 31, 2019	182	691	927	168	82	2,050
Current period provision	621	120	2,174	1,925	196	5,036
Payments and credits	(613)	(236)	(2,322)	(1,909)	(193)	(5,273)
Reserve balance, December 31, 2020	$190	$575	$779	$184	$85	$1,813